PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

See Note 11 for further information concerning the acquisition of kiosks.

As of September 30, 2022 and December 31, 2021, property and equipment consisted of the following:

	September 30	December 31
	2022	2021

Production equipment	$5,025,700	$1,461,586
Leasehold improvements	12,431	12,431
Kiosks plus improvements	3,631,279	3,686,107
Less accumulated depreciation	(230,319)	(161,353)
Total property and equipment	$8,439,091	$4,998,771

Depreciation expense totaled $68,388 and $73,032 for the nine months ended September 30, 2022 and 2021, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT

See Note 10 for further information concerning the acquisition of kiosks.

As of December 31, 2021 and 2020, property and equipment consisted of the following:

	December 31,	December 31,
	2021	2020

Production equipment	$1,461,586	$1,390,373
Leasehold improvements	12,431	12,431
Kiosks plus Improvements	3,686,107	3,677,357
Less accumulated depreciation	(161,353)	(74,852)
Total property and equipment	$4,998,771	$5,005,309

Depreciation expense totaled $86,501 and $69,519 for the years ended December 31, 2021 and 2020, respectively.